Capital and reserves - Dividends (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)
Capital and reserves
Dividends declared		$ 90,500,000			¥ 306,255,000	$ 47,178,000	¥ 0
Dividends paid	¥ 923,664,000	$ 128,758,000	¥ 370,787,000	$ 53,640,000			¥ 0
Dividends per share		$ 0.103		$ 0.043		$ 0.039
Final dividends per share		$ 0.0725